INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
Balance, beginning of period			$ 1,424	$ 44,766	$ 44,766	$ 33,917
Additions			0	0	0	240,000
Proceeds on sales of securities			0	(17,009)	(17,009)	(68,702)
Assignment of securities as compensation					(3,917)	0
Recognized losses	$ (890)	$ (1,519)	(1,424)	(20,259)	(22,416)	(160,449)
Balance, end of period			$ 0	$ 7,498	$ 1,424	$ 44,766